Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table sets forth information concerning: (i) the compensation of our current CEO (Mr. Klein) and the average compensation for our other NEOs, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” (“CAP”) to such individuals, as defined under SEC rules, for each Fiscal 2021, Fiscal 2022 and Fiscal 2023; and (ii) our cumulative TSR, the cumulative TSR of our peer group (“Peer Group TSR”), net income and Adjusted EBITDA (as defined below) over such years in accordance with SEC rules for each such fiscal year:
					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Mr. Klein	Compensation Actually Paid to Mr. Klein(2)	Average Summary Compensation Table Total for Non-CEO NEOs(1)	Average Compensation Actually Paid to Non- CEO NEOs(1)(2)	Total Shareholder Return	Peer Group Total Shareholder Return (S&P / TSX Cannabis Index)(3)	Net Income (millions)	Adjusted EBITDA (millions)(4)
2023	$6,459,521	$534,348	$2,339,474	$1,027,156	$11.58	$19.80	-$2,423	-$264
2022	$4,541,890	-$27,899,503	$1,977,580	-$1,451,048	$46.33	$63.03	-$248	-$331
2021	$2,793,688	$36,054,196	$1,414,433	$4,135,724	$197.26	$188.02	-$1,387	-$195

(1)
The following individuals are our other NEOs for each fiscal year:

Year	CEO(s)	Non-CEO NEOs
2023	David Klein	Judy Hong, Christelle Gedeon, and Julious Grant(1)
2022	David Klein	Judy Hong, Julious Grant, Michael Lee(2), Rade(3) Kovacevic, and Phillip Shaer
2021	David Klein	Julious Grant, Michael Lee, Rade Kovacevic, and Phillip Shaer(4)

(1)
Julious Grant’s engagement with the Company was terminated effective December 16, 2022.

(2)
Michael Lee stepped down from his role as an executive officer of the Company effective November 18, 2021.

(3)
Rade Kovacevic stepped down from his role as an executive officer of the Company effective November 18, 2021.

(4)
Phillip Shaer resigned effective October 1, 2021.

(2)
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2021		2022		2023
Adjustments1	Mr. Klein	Average non-CEO NEOs	Mr. Klein	Average non- CEO NEOs	Mr. Klein	Average non- CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year (“FY”)	$0	($627,166)	($3,467,190)	($1,083,663)	($4,702,260)	($1,510,820)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$0	$817,631	$578,926	$96,030	$1,787,971	$387,207
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$21,093,560	$1,540,464	($27,451,477)	($357,364)	($2,355,067)	($45,368)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$12,166,947	$990,361	($2,101,652)	($807,142)	($655,817)	$5,999
Deduction of ASC 718 Fair Value of Awards Granted during any Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	$0	$0	($1,276,489)	$0	($149,335)
TOTAL ADJUSTMENTS	$33,260,508	$2,721,291	($32,441,393)	($3,428,628)	($5,925,173)	($1,312,318)
1All adjustments and valuations are based on USD-equivalent values from CAD at date of valuation throughout Compensation Actually Paid calculations using the applicable conversion rate published by Bloomberg.
(3)
TSR is cumulative for the measurement periods beginning on March 31, 2020 and ending on March 31 of each of 2023, 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The S&P / TSX Cannabis Index is the same index we use in our performance graph in the Company’s Annual Reports on Form 10-K for the year ended March 31, 2023.

(4)
Adjusted EBITDA is a non-GAAP measure. Adjusted EBITDA is calculated as the reported net loss, adjusted to exclude income tax recovery (expense); other income (expense), net; loss on equity method investments; share-based compensation expense; depreciation and amortization expense; asset impairment and restructuring costs; and charges related to the flow-through of inventory step-up on business combinations, and further adjusted to remove acquisition-related costs. Refer to Annex A for a reconciliation to the most directly comparable GAAP measure.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The following individuals are our other NEOs for each fiscal year:

Year	CEO(s)	Non-CEO NEOs
2023	David Klein	Judy Hong, Christelle Gedeon, and Julious Grant(1)
2022	David Klein	Judy Hong, Julious Grant, Michael Lee(2), Rade(3) Kovacevic, and Phillip Shaer
2021	David Klein	Julious Grant, Michael Lee, Rade Kovacevic, and Phillip Shaer(4)

(1)
Julious Grant’s engagement with the Company was terminated effective December 16, 2022.

(2)
Michael Lee stepped down from his role as an executive officer of the Company effective November 18, 2021.

(3)
Rade Kovacevic stepped down from his role as an executive officer of the Company effective November 18, 2021.

(4)
Phillip Shaer resigned effective October 1, 2021.

Peer Group Issuers, Footnote
(3)
TSR is cumulative for the measurement periods beginning on March 31, 2020 and ending on March 31 of each of 2023, 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The S&P / TSX Cannabis Index is the same index we use in our performance graph in the Company’s Annual Reports on Form 10-K for the year ended March 31, 2023.

PEO Total Compensation Amount	$ 6,459,521	$ 4,541,890	$ 2,793,688
PEO Actually Paid Compensation Amount	$ 534,348	(27,899,503)	36,054,196
Adjustment To PEO Compensation, Footnote
(2)
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2021		2022		2023
Adjustments1	Mr. Klein	Average non-CEO NEOs	Mr. Klein	Average non- CEO NEOs	Mr. Klein	Average non- CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year (“FY”)	$0	($627,166)	($3,467,190)	($1,083,663)	($4,702,260)	($1,510,820)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$0	$817,631	$578,926	$96,030	$1,787,971	$387,207
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$21,093,560	$1,540,464	($27,451,477)	($357,364)	($2,355,067)	($45,368)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$12,166,947	$990,361	($2,101,652)	($807,142)	($655,817)	$5,999
Deduction of ASC 718 Fair Value of Awards Granted during any Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	$0	$0	($1,276,489)	$0	($149,335)
TOTAL ADJUSTMENTS	$33,260,508	$2,721,291	($32,441,393)	($3,428,628)	($5,925,173)	($1,312,318)
1All adjustments and valuations are based on USD-equivalent values from CAD at date of valuation throughout Compensation Actually Paid calculations using the applicable conversion rate published by Bloomberg.

Non-PEO NEO Average Total Compensation Amount	$ 2,339,474	1,977,580	1,414,433
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,027,156	(1,451,048)	4,135,724
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2021		2022		2023
Adjustments1	Mr. Klein	Average non-CEO NEOs	Mr. Klein	Average non- CEO NEOs	Mr. Klein	Average non- CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year (“FY”)	$0	($627,166)	($3,467,190)	($1,083,663)	($4,702,260)	($1,510,820)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$0	$817,631	$578,926	$96,030	$1,787,971	$387,207
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$21,093,560	$1,540,464	($27,451,477)	($357,364)	($2,355,067)	($45,368)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$12,166,947	$990,361	($2,101,652)	($807,142)	($655,817)	$5,999
Deduction of ASC 718 Fair Value of Awards Granted during any Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	$0	$0	($1,276,489)	$0	($149,335)
TOTAL ADJUSTMENTS	$33,260,508	$2,721,291	($32,441,393)	($3,428,628)	($5,925,173)	($1,312,318)
1All adjustments and valuations are based on USD-equivalent values from CAD at date of valuation throughout Compensation Actually Paid calculations using the applicable conversion rate published by Bloomberg.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
Pay Versus Performance Tabular List
The following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs to performance for Fiscal 2023:
•
Adjusted EBITDA;

•
Net revenue;

•
Free cash flow;

•
Individual objectives; and

•
Relative TSR.

Total Shareholder Return Amount	$ 11.58	46.33	197.26
Peer Group Total Shareholder Return Amount	19.8	63.03	188.02
Net Income (Loss)	$ (2,423,000,000)	$ (248,000,000)	$ (1,387,000,000)
Company Selected Measure Amount	(264)	(331)	(195)
PEO Name	David Klein	David Klein	David Klein
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(4)
Adjusted EBITDA is a non-GAAP measure. Adjusted EBITDA is calculated as the reported net loss, adjusted to exclude income tax recovery (expense); other income (expense), net; loss on equity method investments; share-based compensation expense; depreciation and amortization expense; asset impairment and restructuring costs; and charges related to the flow-through of inventory step-up on business combinations, and further adjusted to remove acquisition-related costs. Refer to Annex A for a reconciliation to the most directly comparable GAAP measure.

Measure:: 2
Pay vs Performance Disclosure
Name	Net revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Free cash flow
Measure:: 4
Pay vs Performance Disclosure
Name	Individual objectives
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,925,173)	$ (32,441,393)	$ 33,260,508
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,702,260)	(3,467,190)	0
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,787,971	578,926	0
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,355,067)	(27,451,477)	21,093,560
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(655,817)	(2,101,652)	12,166,947
PEO | Fair Value of Awards Granted During Any Prior FY that were Forfeited during Applicable FY, Determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,312,318)	(3,428,628)	2,721,291
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,510,820)	(1,083,663)	(627,166)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	387,207	96,030	817,631
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(45,368)	(357,364)	1,540,464
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,999	(807,142)	990,361
Non-PEO NEO | Fair Value of Awards Granted During Any Prior FY that were Forfeited during Applicable FY, Determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (149,335)	$ (1,276,489)	$ 0